Leases	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Leases
15. Leases
Right-of-use
assets

	Property $m	Other $m	Total $m
Cost
At 1 January 2020	822	5	827
Additions and other re-measurements	12	1	13
Derecognition	(93)	–	(93)
Terminations	(125)	(2)	(127)
Exchange and other adjustments	1	–	1
At 31 December 2020	617	4	621
Additions and other re-measurements	4	–	4
Terminations	(6)	(1)	(7)
Disposals	(3)	–	(3)
Exchange and other adjustments	(5)	–	(5)
At 31 December 2021	607	3	610
Depreciation and impairment
At 1 January 2020	(335)	(2)	(337)
Provided	(34)	(1)	(35)
System Fund expense	(4)	–	(4)
Impairment charge	(16)	–	(16)
System Fund impairment charge	(32)	–	(32)
Derecognition	44	–	44
Terminations	64	1	65
Exchange and other adjustments	(3)	–	(3)
At 31 December 2020	(316)	(2)	(318)
Provided	(26)	(1)	(27)
System Fund expense	(3)	–	(3)
System Fund impairment reversal	3	–	3
Terminations	4	1	5
Disposals	1	–	1
Exchange and other adjustments	3	–	3
At 31 December 2021	(334)	(2)	(336)

Net book value
At 31 December 2021	273	1	274
At 31 December 2020	301	2	303
At 1 January 2020	487	3	490
The Group’s leased assets mainly comprise hotels and offices. Leases contain a wide range of different terms and conditions. The term of property leases ranges from
1-99
years. The weighted average lease term remaining on the Group’s top eight leases (which comprise 94% of the right-of-use
asset net book value) is 56 years. The InterContinental Boston lease, expiring in 2105, has a significant impact on this weighted average lease term. Undiscounted cash flows on the Boston lease of $3,252m (2020: $3,268m) represent 94% of the total undiscounted cash flows relating to lease liabilities disclosed in note 24.
Many of the Group’s property leases contain extension or early termination options, which are used for operational flexibility. The lease agreement over the US corporate headquarters contains a material extension option which is not included in the calculation of the lease asset and liability as the extension would not take effect before 2031 and there is no reasonable certainty the option will be exercised. The value of the undiscounted rental payments relating to this lease and not included in the value of the lease asset and liability is $283m. Additionally, the Group has the option to extend the term of the InterContinental Boston lease for two additional
20-year
terms, the first of which would take effect from 2105. These extension options have not been included in the calculation of the lease liability.
2021 impairment reversal of
right-of-use
assets
There were no impairments relating to leases held by the Group in 2021.
Impairment reversals of $3m were recognised in relation to the US corporate headquarters and arose as a result of contractual agreements to sublease or surrender certain areas for the remainder of the lease term, removing uncertainty over future cash flows for those areas.
The recoverable amount was measured at value in use, using a discounted cash flow based on the agreed contractual terms. A pre-tax
discount rate of 9.5% was applied.
The impairment reversal was substantially all recognised in the System Fund in line with existing principles for cost allocation relating to this facility.
2020 impairment of
right-of-use
assets
For impairment testing of hotel properties, each hotel is deemed to be a CGU. In 2020, the impact of
Covid-19
and the recovery period on trading was considered as a trigger for impairment testing for all hotel assets and an impairment charge of $5m was recognised relating to one hotel in the EMEAA region, based on value in use calculations. Trading projections reflected a five-year RevPAR recovery period to 2019 levels and estimated future cash flows were discounted at a pre-tax
rate of 8.8%.
Additionally, impairment charges of $43m were recognised in relation to the US corporate headquarters following management approval of a decision to sublet approximately half of the space in the Group’s US corporate headquarters. The area to be sublet was vacated in early 2021. Future sublease rentals are expected to be lower than the head lease rentals which, together with the impact of the expected time taken and costs incurred to sublet the space, resulted in an impairment charge of $50m at 31 December 2020, $7m of which related to property, plant and equipment.
The recoverable amount was measured at fair value less costs of disposal. This was equivalent to value in use given subletting the floors was considered to represent the highest and best use of the asset and so the cash flows were the same in both scenarios.
The key assumptions were the time taken to successfully sublet the whole space (over 2021-2023) and sublease rentals per square foot. A pre-tax
discount rate of 8.5% was applied. Within the fair value hierarchy, this was categorised as a Level 3 fair value measurement. $32m of this impairment charge was borne by the System Fund in line with the principles for cost allocation relating to this facility. The remaining $11m was recognised in the Americas region ($5m) and Central ($6m).
Lease liabilities
The majority of the Group’s lease liabilities are discounted at incremental borrowing rates of up to 11%. The rate implicit in the InterContinental Boston lease was 9.7% and was derived from a valuation of the hotel at lease inception in 2006.

	2021 $m	2020 $m
Currency
US dollars	374	385
Sterling	6	10
Euros	5	7
Other	34	48
	419	450

Analysed as:
Current	35	34
Non-current	384	416
	419	450
Amounts recognised in the Group income statement

	2021 $m	2020 $m	2019 $m
Depreciation of right-of-use assets	27	35	38
System Fund depreciation of right-of-use assets	3	4	5
Impairment charge	–	16	32
System Fund impairment (reversal)/charge	(3)	32	–
Derecognition of right-of-use assets and lease liabilities	–	(22)	–
Gain on lease termination	–	(30)	–
Expense relating to variable lease payments	31	7	58
Expense relating to short-term leases and low-value assets	1	2	3
Income from subleasing right-of-use assets	(1)	(1)	(2)
Recognised in operating profit/(loss)	58	43	134
Interest on lease liabilities	29	37	41
Total recognised in the Group income statement	87	80	175
Variable lease payments
Variable lease payments are payable under certain of the Group’s hotel leases and arise where the Group is committed to making additional lease payments that are contingent on the performance of the hotels.
The UK portfolio leases and two German hotel leases contain guarantees that the Group will fund any shortfalls in lease payments up to an annual and cumulative cap. Since there is no floor to the rent reductions applicable under these leases, they are treated as fully variable. One of the German leases terminated in early 2022, following settlement of a commercial dispute.
Subleases
At 31 December 2021, the Group is party to certain operating sublease arrangements with the largest relating to the Group’s US corporate headquarters. Sublease income relating to the US headquarters is principally recognised in the System Fund. The net book value of the related right-of-use
assets is $1m. The depreciation charge for the year on these assets was $nil and sublease income recognised in the year on these and other leased assets was $1m (2020: $1m, 2019: $2m).

Operating sublease payments receivable	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	Total $m
31 D ecember 2021	2	2	5	9
The undiscounted future cash flows receivable from subleased properties amounted to $2m in 2020 and $3m in 2019.
Amounts recognised in the Group statement of cash flows
Total cash paid during the year relating to leases of $87m (2020: $104m, 2019: $159m) comprises $55m (2020: $39m, 2019: $100m) paid in respect of operating activities and $32m (2020: $65m, 2019: $59m) paid in respect of financing activities.
Exposure to future cash outflows
A lease liability is recorded when the leased assets are available for use by the Group.
In 2021, the Group signed an agreement to lease a new global head office in the UK for a period of 15 years at an average annual rental of approximately $3m. The lease was signed and commenced in January 2022.
At 31 December 2021 and 31 December 2020, the Group was not committed to future cash outflows in relation to any other leases that have not yet commenced.
The maturity analysis of lease liabilities is disclosed in note 24.